Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document And Entity Information [Abstract]
Document type	20-F
Document period end date	Dec 31, 2010
Amendment flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity registrant name	DIANA SHIPPING INC.
Entity central index key	0001318885
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	81,955,813

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 345,414	$ 282,438
Investments in time deposits	0	7,690
Accounts receivable, trade	467	183
Inventories	4,068	2,831
Prepaid insurance and other	1,650	964
Prepaid charter revenue	3,050	3,050
Total current assets	354,649	297,156
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs	35,280	29,630
Vessels	1,355,644	1,123,105
Accumulated depreciation	(194,794)	(143,762)
Vessels' net book value	1,160,850	979,343
Property and equipment, net	21,842	200
Total fixed assets	1,217,972	1,009,173
OTHER NON-CURRENT ASSETS:
Deferred charges, net	4,359	2,639
Prepaid charter revenue, non-current portion	8,409	11,457
Total Assets	1,585,389	1,320,425
CURRENT LIABILITIES:
Current portion of long-term debt	7,320	5,400
Accounts payable, trade and other	5,759	4,528
Due to related parties	279	209
Accrued liabilities	5,329	3,974
Deferred revenue, current portion	13,662	18,119
Other current liabilities	161	156
Total current liabilities	32,510	32,386
Long-term debt, non-current portion	376,303	276,081
Deferred Revenue, non-current portion	4,227	11,244
Other non-current liabilities	1,428	1,202
Fair value of derivative instruments	991	187
Commitments and contingencies
STOCKHOLDERS' EQUITY:
Preferred stock, $0,01 par value; 25,000,000 shares authorized, none issued	0
Common stock, $0.01 par value; 200,000,000 shares authorized and 81,955,813 and 81,431,696 issued and outstanding at December 31,2010 and 2009, respectively	820	815
Additional paid-in capital	908,467	904,977
Other comprehensive income / (expense)	(16)	66
Retained earnings	222,246	93,467
Stockholders' equity of Diana Shipping Inc.	1,131,517	999,325
Non-controlling interests	38,413	0
Total stockholders equity	1,169,930	999,325
Total liabilities and stockholders' equity	$ 1,585,389	$ 1,320,425

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	200,000,000	200,000,000
Common Stock Shares Issued	81,955,813	81,431,696
Common Stock Shares Outstanding	81,955,813	81,431,696

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES:
Time Charter Revenues	$ 275,448	$ 239,342	$ 337,391
EXPENSES:
Voyage expenses	12,392	11,965	15,003
Vessel operating expenses	52,585	41,369	39,899
Depreciation and amortization of deferred charges	53,083	44,686	43,259
General and administrative expenses	25,347	17,464	13,831
Foreign currency gains	(1,598)	(478)	(438)
Operating income	133,639	124,336	225,837
OTHER INCOME / (EXPENSES):
Interest and finance costs	(5,213)	(3,284)	(5,851)
Interest income	920	951	768
Loss from derivative instruments	(1,477)	(505)	0
Insurance settlement for vessel un-repaired damages	0	0	945
Total other expenses, net	(5,770)	(2,838)	(4,138)
Net income	127,869	121,498	221,699
Loss assumed by non-controlling interests	910	0	0
Net income attributed to Diana Shipping Inc.	$ 128,779	$ 121,498	$ 221,699
Earnings per common share, basic	$ 1.6	$ 1.55	$ 2.97
Earnings per common share, diluted	$ 1.59	$ 1.55	$ 2.97
Weighted average number of common shares, basic	80,682,770	78,282,775	74,375,686
Weighted average number of common shares, diluted	80,808,232	78,385,464	74,558,254

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Comprehensive Income	Common Stock	Additional Paid In Capital	Other Comprehensive Income / (Expense)	Retained Earnings / (Accumulated Deficit)	Diana Shipping Inc. Total Equity	Noncontrolling Interests	Total
Balance as of at Dec. 31, 2007					$ (2,729)	$ 799,474		$ 799,474
Dividends declared and paid					(44,670)	(44,670)		(44,670)
Balance as of at Mar. 31, 2008
Balance as of at Dec. 31, 2007		744	801,349	110	(2,729)	799,474		799,474
Balance as of shares at Dec. 31, 2007		74,375,000
Net income	221,699				221,699	221,699		221,699
Issuance of common stock		7	1,225			1,232		1,232
Issuance of common stock, shares		686,697
Actuarial gains / (losses)	72			72		72		72
Balance as of at Dec. 31, 2008	221,771	751	802,574	182	(28,031)	775,476		775,476
Balance as of shares at Dec. 31, 2008		75,061,697
Balance as of at Sep. 30, 2008
Dividends declared and paid					(71,298)	(71,298)		(71,298)
Balance as of at Dec. 31, 2008	221,771	751	802,574	182	(28,031)	775,476		775,476
Balance as of shares at Dec. 31, 2008		75,061,697
Net income	121,498				121,498	121,498		121,498
Issuance of common stock		64	102,403			102,467		102,467
Issuance of common stock, shares		6,369,999
Actuarial gains / (losses)	(116)			(116)		(116)		(116)
Balance as of at Dec. 31, 2009	121,382	815	904,977	66	93,467	999,325		999,325
Balance as of shares at Dec. 31, 2009		81,431,696
Net income	128,779				128,779	128,779	(910)	127,869
Issuance of common stock		5	6,202			6,207		6,207
Issuance of common stock, shares		524,117
Contributions from non-controlling interests			(2,712)			(2,712)	39,323	36,611
Actuarial gains / (losses)	(82)			(82)		(82)		(82)
Balance as of at Dec. 31, 2010	$ 128,697	$ 820	$ 908,467	$ (16)	$ 222,246	$ 1,131,517	$ 38,413	$ 1,169,930
Balance as of shares at Dec. 31, 2010		81,955,813

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Parentheticals) (USD $)	3 Months Ended
	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008
Consolidated Statement of Stockholders' Equity
Dividends declared and paid, per share	$ 0.95	$ 0.91	$ 0.85	$ 0.6

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities:
Net income	$ 127,869	$ 121,498	$ 221,699
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization of deferred charges	53,083	44,686	43,259
Amortization of financing costs	263	65	86
Amortization of free lubricants benefit	(171)	(177)	(124)
Compensation cost on restricted stock	7,482	3,944	1,113
Insurance settlements for vessel un-repaired damages			(945)
Actuarial gains / (losses)	(82)	(116)	72
Change in fair value of derivative instruments	804	187
(Increase) Decrease in:
Receivables	(284)	1,463	176
Inventories	(1,237)	315	(1,044)
Prepayments and other	(686)	765	(865)
Prepaid charter revenue	3,048	(14,507)
Other assets			712
Accounts payable	1,231	303	507
Due to related parties	70	32	16
Accrued liabilities	1,355	343	(528)
Deferred revenue	(11,474)	(4,941)	(1,783)
Other liabilities	402	236	(502)
Drydock costs	(3,381)	(2,193)	(698)
Net Cash provided by Operating Activities	178,292	151,903	261,151
Cash Flows used in Investing Activities:
Advances for vessels under construction and acquisitions and other vessel costs	(35,280)	(65,225)	(1,099)
Vessel acquisitions	(202,909)		(108,469)
Real property acquisition	(21,500)
Investments in time deposits	7,690	(7,690)
Other Assets	(314)	(166)	(39)
Proceeds from insurance settlements for vessel un-repaired damages	0	0	945
Net Cash used in Investing Activities	(252,313)	(73,081)	(108,662)
Cash Flows from Financing Activities:
Proceeds from long-term debt	138,510	73,610	237,200
Proceeds from issuance of share capital, net of expenses		98,444
Contributions from non-controlling interests	35,281
Proceeds from dividend reinvestment	56	79	119
Financing costs	(1,020)	(450)
Loan payments	(35,830)	(30,100)	(97,500)
Cash dividends			(247,001)
Net Cash provided by / (used in) Financing Activities	136,997	141,583	(107,182)
Net increase in cash and cash equivalents	62,976	220,405	45,307
Cash and cash equivalents at beginning of period	282,438	62,033	16,726
Cash and cash equivalents at end of period	345,414	282,438	62,033
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 4,673	$ 2,952	$ 5,356

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2010
Organization Consolidation And Presentation Of Financial Statements Disclosure Abstract
Basis of Presentation and General Information

1.       Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc. (“Diana” or “DSI”) and its wholly-owned and beneficially-owned subsidiaries (collectively, the “Company”). Diana was formed on March 8, 1999 as Diana Shipping Investment Corp. under the laws of the Republic of Liberia. In February 2005, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company was renamed Diana Shipping Inc. and was redomiciled from the Republic of Liberia to the Republic of the Marshall Islands. In May 2008, the amended articles of incorporation were further amended to increase the authorized shares from 100.0 million to 200.0 million. In March 2005, December 2005, June 2006, April 2007, September 2007 and May 2009, the Company completed its initial and five secondary public offerings in the United States under the Securities Act of 1933, as amended, the net proceeds of which amounted to  $193,976,  $63,085,  $71,651,  $159,342,  $273,743 and  $98,444, respectively.

In January 2010, the Company established Diana Containerships Inc. (“Diana Containerships”) for the purpose of acquiring containerships. On April 6, 2010, Diana Containerships completed a private offering under Rule 144A and Regulation S and Regulation D of the Securities Act of 1933, as amended, the net proceeds of which amounted to  $85,281, of which the Company invested  $50,000. As at December 31, 2010, Diana Containerships had 6,106,161 shares of common stock issued and outstanding of which DSI owned 54.6%. As a result of the transaction the Company reports non-controlling interests in its accompanying consolidated financial statements. On January 18, 2011, Diana spun off 2,667,015 shares or 80% of its shares in Diana Containerships through a distribution of shares to its stockholders of record of the Company on January 3, 2011, decreasing its ownership to 11% (refer to Note 18).

The Company is engaged in the ocean transportation of dry bulk cargoes and containers worldwide through the control and operation of dry bulk carrier vessels and containerships. As at December 31, 2010, the following subsidiaries are included in the consolidation:

1.1.       Subsidiaries incorporated in the Republic of Panama

  Skyvan Shipping Company S.A. (“Skyvan”), owner of the Bahamas flag 75,311 dwt bulk carrier vessel “Nirefs” which was built and delivered in January 2001.

  Buenos Aires Compania Armadora S.A. (“Buenos”), owner of the Bahamas flag 75,247 dwt bulk carrier vessel “Alcyon” which was built and delivered in February 2001.

  Husky Trading S.A. (“Husky”), owner of the Bahamas flag 75,336 dwt bulk carrier vessel “Triton” which was built and delivered in March 2001.

  Panama Compania Armadora S.A. (“Panama”), owner of the Bahamas flag 75,211 dwt bulk carrier vessel “Oceanis”, which was built and delivered in May 2001.

  Eaton Marine S.A. (“Eaton”), owner of the Greek flag 75,106 dwt bulk carrier vessel “Danae” (built in 2001), which was acquired in July 2003.

  Chorrera Compania Armadora S.A. (“Chorrera”), owner of the Greek flag 75,172 dwt bulk carrier vessel “Dione” (built in 2001), which was acquired in May 2003.

  Cypres Enterprises Corp. (“Cypres”), owner of the Bahamas flag 73,630 dwt bulk carrier vessel “Protefs” which was built and delivered in August 2004.

  Darien Compania Armadora S.A. (“Darien”), owner of the Bahamas flag 73,691 dwt bulk carrier vessel “Calipso” which was built and delivered in February 2005.

  Cerada International S.A (“Cerada”), ex-owner of the Bahamas flag 169,883 dwt bulk carrier vessel “Pantelis SP” (built in 1999), which was acquired in February 2005. The vessel was sold in February 2007, and was delivered to her new owners in July 2007.

  Texford Maritime S.A. (“Texford”), owner of the Bahamas flag 73,691 dwt bulk carrier vessel “Clio” which was built and delivered in May 2005.

  Urbina Bay Trading, S.A. (“Urbina”), owner of the Bahamas flag 74,444 dwt bulk carrier vessel "Erato" (built in 2004), which was acquired in November 2005.

  Changame Compania Armadora S.A. (“Changame”), owner of the Bahamas flag 73,583 dwt bulk carrier vessel "Thetis" (built in 2004), which was acquired in November 2005.

  Vesta Commercial, S.A. (“Vesta”), owner of the Bahamas flag 74,381 dwt bulk carrier vessel “Coronis” which was built and delivered in January 2006.

  Diana Shipping Services S.A. (the “Manager” or “DSS”). DSS was acquired in April 2006, and provides the Company and its vessels with management services since November 12, 2004, pursuant to management agreements, for a fixed monthly fee of  $15 per vessel and 2% commission on all voyage and time charter revenues for operating vessels and for a fixed monthly fee of  $0.5 for vessels under construction. Since April 2010, DSS provides to Diana Containerships, the Company's beneficially owned subsidiary and its vessels, administrative services for a monthly fee of  $10, and since June 2010 technical and commercial services for a monthly fee of  $15 per vessel for employed vessels,  $20 per vessel per month for laid-up vessels, and 1% commission on the gross charter hire and freight earned by each vessel. Management fees, administrative services fees and commissions charged by DSS are eliminated from the consolidated financial statements as intercompany transactions.

1.2.       Subsidiaries incorporated in the Republic of the Marshall Islands

  Ailuk Shipping Company Inc. (“Ailuk”), owner of the Marshall Islands' flag 73,546 dwt dry bulk carrier vessel “Naias” which was built in 2006 and delivered in August 2006.

  Bikini Shipping Company Inc. (“Bikini”), owner of the Marshall Islands' flag 177,773 dwt dry bulk carrier vessel “New York” which was built and delivered in March 2010 (Note 5).

  Jaluit Shipping Company Inc. (“Jaluit”), owner of the Marshall Islands' flag, 174,186 dwt, dry bulk carrier vessel “Sideris GS” which was built and delivered in November 2006.

  Kili Shipping Company Inc. (“Kili”), owner of the Marshall Islands' flag, 174,261 dwt, dry bulk carrier vessel “Semirio” which was built and delivered in June 2007.

  Knox Shipping Company Inc. (“Knox”), owner of the Marshall Islands flag, 180,235 dwt, dry bulk carrier vessel “Aliki” (built 2005), which was acquired in April 2007.

  Lib Shipping Company Inc. (“Lib”), owner of the Marshall Islands flag, 177,828 dwt, dry bulk carrier vessel “Boston” which was built and delivered in November 2007.

  Majuro Shipping Company Inc. (“Majuro”), owner of the Marshall Islands flag, 93,193 dwt, dry bulk carrier vessel “Alcmene” (built 2010), which was delivered in November 2010 (Note 5).

  Taka Shipping Company Inc. (“Taka”), owner of the Marshall Islands flag, 76,436 dwt, dry bulk carrier vessel, “Melite” (built 2004) which was acquired in January 2010 (Note 5).

  Gala Properties Inc. (“Gala”), owner of the Marshall Islands flag 177,729 dwt, dry bulk carrier vessel “Houston” which was built and delivered in October 2009.

  Lae Shipping Company Inc. (“Lae”), entered into a shipbuilding contract with China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for the construction of one Newcastlemax dry bulk carrier of approximately 206,000 dwt. The vessel has a contract price of  $59,000, and is expected to be delivered during the second quarter of 2012 (Note 4).

  Namu Shipping Company Inc. (“Namu”), entered into a shipbuilding contract with China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for the construction of one Newcastlemax dry bulk carrier of approximately 206,000 dwt. The vessel has a contract price of  $59,000, and is expected to be delivered during the third quarter of 2012 (Note 4).

1.3.       Subsidiaries incorporated in the United States of America

  Bulk Carriers (USA) LLC (“Bulk Carriers”) was established in September 2006 in the State of Delaware, USA, to act as the Company's authorized representative in the United States.

1.4.       Subsidiaries incorporated in the Republic of Cyprus

  Marfort Navigation Company Limited (“Marfort”), owner of the Cyprus flag 171,810 dwt bulk carrier vessel “Salt Lake City” (built 2005) which was acquired in December 2007.

  Silver Chandra Shipping Company Limited (“Silver”), owner of the Cyprus flag 164,218 dwt bulk carrier vessel “Norfolk” (built 2002) which was acquired in February 2008.

1.5.       Other Subsidiaries

Diana Containerships Inc. (“Diana Containerships”) is engaged in the seaborne transportation industry through the ownership and operation of containerships, and is the sole owner of all outstanding shares of the following subsidiaries, incorporated in the Marshall Islands:

  Likiep Shipping Company Inc. (“Likiep”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Sagitta” which was built and delivered in June 2010 (Note 5).

  Orangina Inc. (“Orangina”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Centaurus” which was built and delivered in July 2010 (Note 5).

  Lemongina Inc. (“Lemongina”), a newly established wholly owned subsidiary of Diana Containerships. As at December 31, 2010, Lemongina did not have any operations.

During 2010, 2009 and 2008, three, four and two charterers, respectively, individually accounted for more than 10% of the Company's time charter revenues as follows:

Charterer	2010	2009	2008
A	18%	21%	15%
B	16%	23%	16%
C	10%	11%
D	-	14%

All of the above charterers employed vessels of the dry bulk reportable segment (Note 17).

Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2010
General Policies Abstract
Significant Accounting Policies and Recent Accounting Pronouncements

2.       Significant Accounting Policies and Recent Accounting Pronouncements

  Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other Comprehensive Income / (Expense): The Company follows the provisions of FASB Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. In 2010, 2009 and 2008, Other comprehensive income / (expense) increased/(decreased) with gains/(losses) of ( $82), ( $116) and  $72, respectively that resulted from the actuarial valuation of the employees' retirement and staff leaving indemnities (Note 2(u)). As of December 31, 2010, 2009 and 2008, Other comprehensive income / (expense) amounted to ( $16),  $66 and  $182, respectively.

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

  Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2010 and 2009.

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the cut- off date a vessel has been redelivered by its previous charterers and has not yet been delivered to the new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

  Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets' construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as prepaid charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as deferred revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The guidance requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

The Company evaluates the carrying amounts (primarily for vessels and related deferred dry-dock and special survey costs) and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment.

The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based on the most recent 10 year average historical 1 year time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of brokerage commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3%.  Effective fleet utilization is assumed to 98% in the Company's exercise, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The Company concluded based on this exercise that step two of the impairment analysis was not required and no impairment of vessels existed at December 31, 2010 as the undiscounted projected cash flows exceeded their carrying value.

No impairment loss was identified or recorded for 2010, 2009 and 2008, and the Company has not identified any other facts or circumstances that would require the write down of vessel values in the near future.

  Assets held for sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale in accordance with ASC 360-10-45-9 “Long-Lived Assets Classified as Held for Sale”, when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

  Reporting of discontinued operations: The current and prior year periods' results of operations and cash flows of assets (disposal groups) classified as held for sale are reported as discontinued operations when it is determined that their operations and cash flows will be eliminated from the ongoing operations of the Company as a result of their disposal, and that the Company will not have continuing involvement in the operation of these assets after their disposal.

  Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company's vessels to be 25 years for dry bulk vessels and 30 years for containerships from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the loan facilities not used at the balance sheet date, according to their availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

  Property and equipment. The Company has acquired the land and building where its offices are located. Land is presented in its fair value on the date of acquisition and it is not subject to depreciation, but it is reviewed for impairment. As at December 31, 2010, no impairment loss was identified or recorded and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future. The building which consists of office space, a warehouse and parking spaces has an estimated useful life of 55 years with no residual value and depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles. The useful life of the office furniture, equipment and vehicles is 5 years; and the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements and are usually paid fifteen days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis. Deferred revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as the Company's revenues are earned.

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

  Pension and retirement benefit obligations. Administrative employees are covered by state-sponsored pension funds. Both employees and the Company are required to contribute a portion of the employees' gross salary to the fund. Upon retirement, the state-sponsored pension funds are responsible for paying the employees retirement benefits and accordingly the Company has no such obligation. Employer's contributions for 2010, 2009 and 2008 amounted to  $838,  $627 and  $631, respectively.

  Employees' retirement and staff leaving indemnities. Administrative personnel are entitled to an indemnity in case of dismissal or retirement unless they resign or are dismissed with cause. The Company, as of the acquisition date of DSS (April 1, 2006), recognizes the estimated benefit obligation for the past service of DSS's employees under the requirements of ASC 715-60, “Defined Benefit Plans - Other Postretirement”. This is an unfunded plan and the Company engages a third party company to determine the other comprehensive income component, net of tax and, the gains or losses, the prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit cost, and to measure defined benefit plan obligations as of the date of the fiscal year-end statement of financial position. At December 31, 2010 and 2009, the projected benefit obligation amounted to  $1,154 and  $1,034, respectively.

  Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. As of December 31, 2010, 2009 and 2008, the Company had 125,462, 102,689 and 182,568, respectively, dilutive shares (Note 14).

  Segmental Reporting: The Company has determined that it operates under two reportable segments, one relating to its operations of the dry bulk vessels and one to the operations of the container vessels. For both segments, the Company reports financial information and evaluates the operations of the two segments by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the two fleets. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

  Variable Interest Entities: ASC 810-10, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. Additionally, ASU 2009-17, Consolidations (Topic 810) “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity's purpose and design and the reporting entity's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance.  ASU 2009-17 also requires a reporting entity to provide additional disclosures about its involvement with variable interest entities and any significant changes in risk exposure due to that involvement.

The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. As of December 31, 2010 and 2009, no such interests existed.

  Fair Value Measurements: ASC 820 “Fair Value Measurements and Disclosures”, provides guidance for using fair value to measure assets and liabilities. The guidance also responds to investors' requests for expanded information about the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. The guidance describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The guidance clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the guidance establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Under the guidance, fair value measurements would be separately disclosed by level within the fair value hierarchy. Financial statements should include disclosures for transfers in and out of Level 1 and Level 2 fair value measurements and description for the reason for transfer, for inputs and valuation techniques for fair value measurements that fall in either Level 2 or Level 3 and for the level of disaggregation.

  Share Based Payment: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is remeasured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. As of December 31, 2010 and 2009, the Company had granted 1,559,626 and 1,039,700 restricted shares to senior management and directors (Note 11 (b)).

  Derivatives: The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, in May 2009, the Company entered into a five-year zero cost collar agreement with a floor at 1% and a cap at 7.8% of a notional amount of  $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is considered as an economic hedge agreement as it does not meet the criteria of hedge accounting; therefore, the change in its fair value is recognized in earnings (Note 16).

  Subsequent Events: ASC 855 Subsequent Events establishes general standards of accounting for and disclosing of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance introduces the concept of financial statements being available to be issued. ASC 855 clarifies which entities are required to evaluate subsequent events through the date the financial statements are issued and the scope of the disclosure requirements related to subsequent events. An SEC filer is not required to disclose the date through which management evaluated subsequent events in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of U.S. GAAP.

Transacions with Related Parties	12 Months Ended
Dec. 31, 2010
Related Party Transaction Due From To Related Party Abstract
Related Party Transactions

3.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses for 2010, and 2009, and 2008 amounted to  $1,628,  $1,385, and  $1,485, respectively, and are included in Vessels, Vessel operating expenses and General and administrative expenses in the accompanying consolidated financial statements. Until September 30, 2010, the Company was also paying Altair rent for office space, parking space and a warehouse leased by DSS until December 31, 2011, for the monthly rent of Euro 6,330 including stamp duty. Rent expense for 2010, 2009 and 2008 amounted to  $76,  $19, and  $19, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of income. At December 31 2010, and 2009, an amount of  $206 and  $137, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets. The lease agreement between Altair and DSS was terminated on September 30, 2010, as Altair sold the office space, parking space and the warehouse to Universal Shipping and Real Estates Inc.

  Universal Shipping and Real Estates Inc. (“Universal”): Universal was acquired by the Company in October 2010. Until then Universal was a company controlled by the Company's CEO and Chairman from which the DSS was leasing office space, a warehouse and parking spaces for a monthly rent of Euro 24,530 including stamp duty. Rent expense for 2010, 2009, and 2008 amounted to  $304,  $216, and  $231, respectively, which for 2010 and 2009 is included in General and administrative expenses and for 2008 in Interest and finance costs in the accompanying consolidated statement of income. On October 21, 2010, Universal transferred all of its real property to DSS and the company was dissolved in November 2010 (see (e) below and note 6). At December 31, 2010 and 2009, there were no amounts due to or from Universal.

  Diana Shipping Agencies S.A. (“DSA”): DSA was acquired by the Company in October 2010. Until then, DSA was a company controlled by the Company's CEO and Chairman, from which DSS was leasing office space, parking spaces and a warehouse for a monthly rent of Euro 23,788 including stamp duty. Rent expense for 2010, 2009, and 2008 amounted to  $283,  $146, and  $156, and is included in General and administrative expenses in the accompanying consolidated statements of income. On October 21, 2010, DSA transferred all of its property to DSS and the company was dissolved in November 2010 (see Note 3(e) and Note 6). At December 31, 2010 and 2009, there were no amounts due to or from DSA.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman, and has entered into two agreements with DSS to provide brokerage services through DSS to DSI for an annual fee of  $1,652 and to Diana Containerships for an annual fee of  $1,040. The agreement has a term of five years and the fees are paid quarterly in advance. For 2010, brokerage fees amounted to  $1,570 and are included in General and administrative expenses in the accompanying consolidated statements of income. At December 31, 2010, there were no amounts due to or from Diana Enterprises.

  Acquisition of affiliated entities: On October 8, 2010, the Company entered into two transfer agreements with Poinsettia Management Ltd. (“Poinsettia”), an entity affiliated with the Company's CEO and Chairman and with other executives, for the acquisition of 100% of the issued and outstanding shares of Universal and DSA for a total consideration of  $21,500. Universal and DSA were entities controlled by Poinsettia, owning the real estate property which the Company was leasing as its principal executive offices in Athens, Greece. The Company's Board of Directors appointed an independent committee consisting of the independent members of the Board of Directors to address any issues in connection with such acquisition and to evaluate the merits and fairness of the consideration of the transaction. The Independent Committee considered the Company's specific facts and circumstances and the developments in the domestic real estate market, obtained financial, legal and other advice as deemed appropriate and utilized multiple valuation approaches from different sources in its analysis, including but not limited to: i) independent market valuations for the entities' real property based on comparable real estate prices, ii) independent assessment of the physical condition of the real property, its fixtures and other infrastructure included within the real property and iii) discounted cash flow analyses (with reference also to the present value of the future lease outflows based upon the Company's then existing lease agreements for office space). Based upon the various inputs discussed above, the independent committee determined that the transaction was in the best interests of the Company and its stockholders and recommended the transaction to the Board for an aggregate purchase price not to exceed  $21,500. On October 21, 2010, the building and land were transferred to DSS. Universal and DSA were subsequently dissolved (Note 6).

Advances for Vessels Under Construction and Acquisitions and Other Vessel Costs	12 Months Ended
Dec. 31, 2010
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs Abstract
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

4.       Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

The amounts in the accompanying consolidated balance sheets include payments to sellers of vessels or, in the case of vessels under construction, to the shipyards and other costs as analyzed below:

	December 31, 2010	December 31, 2009
Pre-delivery installments	$34,800	$24,080
Advances for vessel acquisitions	-	3,510
Capitalized interest and finance costs	449	1,829
Other related costs	31	211
Total	$35,280	$29,630

The movement of the account, during December 31, 2010 and December 31, 2009 was as follows:

	December 31, 2010	December 31, 2009
Beginning balance	$29,630	$27,199
- Advances for vessels under construction and other vessel costs	72,111	61,715
- Advances for vessel acquisitions and other vessel costs	31,647	3,510
- Transferred to vessel cost (Note 5)	(98,108)	(62,794)
Ending balance	$35,280	$29,630

In April 2010, the Company, through its newly established subsidiaries, Lae and Namu, entered into a shipbuilding contract with China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for the construction of one Newcastlemax dry bulk carrier of approximately 206,000 dwt for each subsidiary. Each newbuilding (H1234 to be named “Los Angeles” and H1235 to be named “Philadelphia”) has a contract price of  $59,000. According to the shipbuilding contracts, the vessels are expected to be delivered in the second and third quarter of 2012, respectively. However, the shipyard may deliver H1234 in the fourth quarter of 2011 and H1235 in the first quarter of 2012. In April 2010, the Company paid an aggregate amount of  $29,000 representing the first installment of  $14,500 for each newbuilding and in November 2010 the second installment for Hull H1234, amounting to  $5,800.

The balance of the purchase price per newbuilding will be paid in installments of  $5,800 each, and a final installment for the balance of the amount or  $27,100 each.

As at December 31, 2010 and 2009, the Company had  $34,800 and  $27,590, respectively, of construction and acquisition installments, and an aggregate amount of  $480 and  $2,040, respectively, of additional capitalized costs.

Vessels	12 Months Ended
Dec. 31, 2010
Property Plant And Equipment Abstract
Vessels

5.       Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2008	$1,060,311	$(99,880)	$960,431

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 4)	62,794	-	62,794
- Depreciation for the year	-	(43,882)	(43,882)
Balance, December 31, 2009	$1,123,105	$(143,762)	$979,343

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 4)	98,108	-	98,108
- Acquisition and other vessel costs	134,431		134,431
- Depreciation for the year	-	(51,032)	(51,032)
Balance, December 31, 2010	$1,355,644	$(194,794)	$1,160,850

In December 2009, the Company, through its wholly owned subsidiary Taka entered into a Memorandum of Agreement with an unrelated third party to acquire the 76,436 dwt panamax dry bulk carrier “Melite” (built 2004) for a total consideration of  $35,100 of which a 10% advance, or  $3,510, was paid in December 2009 and the balance of  $31,590 in January 2010, when it was delivered. The total cost of the vessel was  $35,157 and includes  $57 of capitalized costs.

In March 2010, the Company took delivery of the “New York”, a 177,773 dwt capesize dry bulk carrier that was under construction at Shangai Waigaoqiao Shipbuilding Co., Ltd for the price of  $60,200. During the period, the Company paid one installment of  $6,020 and the delivery installment of  $30,100. The total cost of “New York” was  $62,951 of which  $2,751 were capitalized costs.

In June 2010, Likiep and Orangina, the Company's beneficially owned subsidiaries through Diana Containerships entered into memoranda of agreement with a third party company to acquire Hull 558 and Hull 559, named “Sagitta” and “Centaurus” respectively, for the purchase price of Euro 37.3 million, each. On June 11, 2010, Diana Containerships paid Euro 3.73 million, or  $4,528 (by using the exchange rate of Euro/US $ on the date of payment), for each vessel, representing an advance of 10% of the purchase price as per the relevant agreements. The balance of the acquisition cost of “Sagitta” of Euro 33.57 million, or  $41,123 (by using the exchange rate of Euro/US $ on the date of payment) was paid on June 29, 2010, when the vessel was delivered. The total cost of “Sagitta” was  $45,973 of which  $322 were capitalized costs. The balance of the acquisition cost of “Centaurus” of Euro 33.57 million, or  $ 42,698 (by using the exchange rate of Euro/US $ on the date of payment) was paid on July 9, 2010 when the vessel was delivered. The total cost of “Centaurus” was  $47,559 of which  $333 were capitalized costs. Capitalized costs of “Sagitta” and “Centaurus” relate to vessels' permanent equipment, delivery expenses and on-site supervision costs incurred during the construction period.

On September 20, 2010, the Company, through its wholly owned subsidiary, Majuro, entered into a memorandum of agreement to purchase the dry bulk vessel “East Sunrise 88”, renamed “Alcmene” for the purchase price of  $40,800. On September 27, 2010, the Company paid 15% of the purchase price, or  $6,120 and the balance of  $34,680 was paid in November 2010, when the vessel was delivered. The total cost of the vessel was  $40,899 and includes  $99 of capitalized costs.

Twelve of the Company's vessels, having a total carrying value of  $235,787 as of December 31, 2010, have been provided as collateral to secure the revolving credit facility with the Royal Bank of Scotland discussed in Note 8. The vessels “Houston” and “New York”, having a carrying value of  $60,012 and  $60,977, respectively, as of December 31, 2010 have been provided as collateral to secure the loan facilities with Bremer Landesbank and Deutsche Bank AG, respectively, discussed in Note 8. The vessels “Sagitta” and “Centaurus”, having a total carrying value of  $92,077 as of December 31, 2010 have been provided as collateral to secure the loan facility with DnB NOR Bank ASA, discussed in Note 8.

Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment Abstract
Property and Equipment

6.       Property and equipment

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2009	$518	$(318)	$200

- Land	11,109	-	11,109
- Building acquisition	10,391	(54)	10,337
- Additions in equipment	314	(118)	196
Balance, December 31, 2010	$22,332	$(490)	$21,842

On October 21, 2010, the Company's wholly owned subsidiaries Universal and DSA, which were acquired from Poinsettia Management Ltd. (“Poinsettia”), an entity affiliated with the Company's CEO and Chairman and with other executives (Note 3), transferred to DSS their property in land of an aggregate value of  $11,109 and building of an aggregate value of  $10,391.

Prepaid Charter Revenue, current and non-current	12 Months Ended
Dec. 31, 2010
Prepaid Charter Revenue Abstract
Prepaid Charter Revenue, current and non-current

7.       Prepaid charter revenue, current and non-current

The amounts shown in the accompanying consolidated balance sheets reflect the unamortized balance of an asset recognized by the Company pursuant to the acquisition of Gala in May 2009 and the amount paid in excess of the predelivery installments for the construction of the vessel “Houston”. Gala has time chartered the “Houston” to Jiangsu Shagang Group Co. (“Shagang”) at a gross charter hire rate of  $55 per day for a period of a minimum of 59 months and a maximum of 62 months which commenced in November 2009.

The amount recognized as prepaid charter revenue is amortized in revenues over the duration of the time charter contract beginning on the delivery of the vessel to the time charterers. As of December 31, 2010, the unamortized balance of the account was  $11,459 ( $3,050 of current and  $8,409 of non-current portion) and the amortization for 2010 and 2009 amounted to  $3,048 and  $493, respectively.

The estimated amortization expense for each of the succeeding years is as follows:

Period			Amount
January 1, 2011	to	December 31, 2011	3,050
January 1, 2012	to	December 31, 2012	3,058
January 1, 2013	to	December 31, 2013	3,050
January 1, 2014	to	October 3, 2014	2,301

Long-term Debt, current and non-current	12 Months Ended
Dec. 31, 2010
Long Term Debt Abstract
Long-term debt, current and non-current

8.       Long-term debt, current and non-current

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	2010	2009
Royal Bank of Scotland revolving credit facility	$290,700	$218,210
Fortis Bank loan facility	-	24,080
Bremer Landesbank loan facility	36,400	40,000
Deutsche Bank AG loan facility	38,200	-
DnB NOR Bank ASA loan facility	19,670	-
Less related deferred financing costs	(1,347)	(809)
Total	$383,623	$281,481
Current portion of long term debt	$(7,320)	$(5,400)
Total	$376,303	$276,081

Royal Bank of Scotland (“Royal Bank”) revolving credit facility: In February 2005, the Company entered into an agreement with the Royal Bank for a  $230,000 secured revolving credit facility, to finance the acquisition of additional dry bulk carrier vessels or cellular container ships, the acquisition of DSS (Note 1) and for working capital. On May 24, 2006, the Company entered into an amended agreement to extend the facility amount to  $300,000. Pursuant to the amended agreement, the Company is permitted to borrow amounts up to the facility limit, provided that certain pre-conditions are satisfied and that borrowings do not exceed 75% of the aggregate market value of the mortgaged vessels. The maturity of the credit facility is ten years and the interest rate on amounts drawn is at LIBOR plus a margin. The loan bears commitment fees on the undrawn part of the facility of 0.25% per annum.

The amended facility is available in full for six years from May 24, 2006, the new availability date. At the end of the sixth year, it will be reduced by  $15,000 and over the remaining period of four years will be reducing in semiannual amounts of  $15,000 with a final reduction of  $165,000 together with the last semi-annual reduction.

During 2010, the Company drew down an amount of  $72,490 to finance the acquisition cost of the vessels “Melite” and “Alcmene” (Note 5). On December 31, 2010, an amount of  $290,700 was outstanding under the revolving credit facility and the unused portion of the facility amounted to  $9,300. The weighted average interest rate of the revolving credit facility as at December 31, 2010 and 2009 was 1.10% and 1.29%, respectively.

The credit facility is secured by a first priority or preferred ship mortgage on twelve vessels of the Company's fleet, assignment of all freights, earnings, insurances and requisition compensation. The lenders may also require additional security in the future in the event the Company breaches certain covenants under the credit facility, as described below.

The credit facility contains covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio (mortgaged vessels' market values at least 120% of the outstanding balance of the credit facility), minimum liquidity of  $400 per each vessel in the fleet financed through the credit facility unless the available credit facility for working capital exceeds this amount and other financial covenants. At December 31, 2010, the available credit facility for working capital amounted to  $9,300, thus exceeding minimum liquidity required amounting to  $5,200. Furthermore, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.

Fortis Bank (“Fortis”) loan facility: In November 2006, the Company, acting as the corporate guarantor, through its subsidiaries Eniwetok and Bikini (the “Borrowers”), entered into a facility agreement with Fortis for a loan of up to  $60,200 and a guarantee facility of up to  $36,451 each to be used for the purpose of financing and guaranteeing the payment of part of the construction and acquisition cost of two 177,000 dwt Capesize dry bulk carriers. On April 30, 2009, the Company entered into a supplemental loan agreement with Fortis to amend and restate the existing loan agreement, so as to include in the loan agreement Gala, as a borrower. Pursuant to the supplemental loan agreement and the amended and restated loan agreement, Fortis consented to the termination of the Eniwetok contract, the amendment of the purpose of the loan facility made available under the principal agreement such that its purpose includes the financing of part of the construction and acquisition cost of the vessel “Houston” (Hull H1138) and certain amendments to the terms of the principal agreement and the corporate guarantee. Under the amended and restated agreement, Fortis also agreed to reduce the shareholding required to be beneficially owned by the Company's Chairman and Chief Executive Officer and President (and family members) from 20% to 10%.

In January 2010, the Company drew down  $6,020 under the loan facility to finance part of the construction cost of the vessel “New York” (Hull H1107). In February 2010, the Company repaid the then outstanding loan of  $30,100, and the loan was terminated.

Bremer Landesbank (“Bremer”) loan facility: On October 22, 2009, the Company, through Gala, entered into a loan agreement with Bremer to partly finance, or, as the case may be, refinance, the contract price of the vessel “Houston” for an amount of  $40,000. The term of the loan is ten years starting from the delivery of the vessel in October 2009. The loan is repayable in 40 quarterly installments of  $900 plus one balloon installment of  $4,000 to be paid together with the last installment. The loan bears interest at LIBOR plus a margin of 2.15% per annum for the first two years (the “Initial Margin Application Period”). Upon expiration of the Initial Margin Application Period, Bremer will propose a new margin for the remaining security period or part thereof considering the underlying markets at that point of time, for agreement by Gala. An arrangement fee of  $150 was paid upon signing of the loan agreement and has been recorded as a contra to debt. The loan bore commitment fees of 0.20% on the undrawn part of the loan, payable quarterly.

The loan is secured by a first priority or preferred ship mortgage on the vessel, a first priority assignment of all earnings, insurances, and requisition compensation and a corporate guarantee. The lenders may also require additional security in the future in the event the Company breaches certain covenants under the loan agreement and includes restrictions as to changes in management and ownership of the vessel, additional indebtedness, substitute charters in the case the vessel's current charter is prematurely terminated, as well as minimum requirements regarding hull cover ratio (vessel's market value of at least 120% of the outstanding balance of the loan). Furthermore, the Company is not permitted to pay any dividends from the earnings of the vessel following the occurrence of an event of default. Also, Gala is required for the duration of the loan to maintain in its current account with the Bank sufficient funds to meet the next repayment installment and interest due at monthly intervals, any other outstanding indebtedness that becomes due with the bank and sufficient funds to cover the anticipated cost of the next special survey of the vessel accumulated at least 12 months prior to such a survey. As at December 31, 2010, such funds amounted to  $754.

As of December 31, 2010, there was a balance of  $3,600 and  $32,800, included in current and non-current portion of long-term debt, respectively. The weighted average interest rate of the loan facility as at December 31, 2010 and 2009 was 2.48% and 2.39%, respectively.

Deutsche Bank AG (“Deutsche”) loan facility: On October 8, 2009, the Company, through Bikini, entered into a loan agreement with Deutsche to partly finance, or, as the case may be, refinance, the contract price of the vessel “New York” (Hull H1107) (Note 5), for an amount of  $40,000 but not exceeding 80% of the fair value of the vessel. The term of the loan is five years commencing at vessel delivery in March 2010 (Note 5). The loan is repayable in 19 quarterly installments of  $600 and a 20th installment equal to remaining outstanding balance of the loan. The loan bears interest at LIBOR plus a margin of 2.40% per annum. An arrangement fee of  $300 was paid on signing the facility agreement. The loan bore commitment fees of 0.50%, on the undrawn part of the loan, payable quarterly in arrears and until the drawdown date.

The loan is secured by a first priority or preferred ship mortgage on the vessel, a first priority assignment of all earnings, insurances, and requisition compensation and a corporate guarantee. The lenders may also require additional security in the future in the event the Company breaches certain covenants including restrictions as to changes in management and ownership of the vessel, additional indebtedness, as well as minimum requirements regarding hull cover ratio (vessel's market value of at least 125% of the outstanding balance of the loan), minimum liquidity of  $400, average cash balance of  $10,000, and other financial covenants. Furthermore, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants.

As at December 31, 2010, there was a balance of  $2,400 and  $35,800 included in current and non-current portion of long-term debt, respectively. The weighted average interest rate of the loan facility as at December 31, 2010 was 2.76%.

DnB NOR Bank ASA (“DnB NOR”): On July 7, 2010, the Company's beneficially owned subsidiaries Likiep and Orangina, entered into a loan agreement with DnB NOR to finance part of the acquisition cost of the vessels Sagitta and Centaurus, for an amount of up to  $40,000. The loan is available until July 31, 2011 in two advances for each vessel with each advance not exceeding the lower of  $10,000 and the 25% of the market value of the ship relevant to it. The repayment of the loan is in 24 quarterly installments of  $165 for each advance, and a balloon of  $6,040 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.40% per annum. An arrangement fee of  $400 was paid on signing the facility agreement. The loan bears commitment fees of 0.96%, on the undrawn part of the loan.

On July 9, 2010, an amount of  $20,000,  $10,000 per vessel, was drawn to finance part of the acquisition cost of the vessels “Sagitta” and “Centaurus”. As of December 31, 2010, there was a balance of  $1,320 and  $18,350, included in current and non-current portion of long-term debt, respectively. The weighted average interest rate of the loan facility as at December 31, 2010 was 2.82%.

The loan is secured by a first preferred ship mortgage on the vessels, general assignments, charter assignments, operating account assignments, a corporate guarantee from Diana Containerships and manager's undertakings. The lender may also require additional security in the future in the event the Likiep and Orangina or Diana Containerships breaches certain covenants including restrictions as to changes in management, ownership and control, additional indebtedness, a consolidated leverage ratio of not more than 70%, as well as minimum requirements regarding hull cover ratio (vessels' market values at least 125% of the aggregate of the loan) and minimum liquidity of 4% of the funded debt (to be measured semi-annually and at the end of each calendar year), which as at December 31, 2010 was  $787. Furthermore, Diana Containerships is not permitted to pay any dividends that would result to an event of default.

Export-Import Bank of China and DnB NOR Bank ASA (the “Banks” and severally each of them the “Bank”): On October 2, 2010, the Company, through its wholly owned subsidiaries Lae and Namu, entered into a loan agreement with the Export – Import Bank of China and DnB NOR Bank ASA to finance part of the acquisition cost of the newbuildings Hull 1234 to be named “Los Angeles” and H1235 to be named “Philadelphia”, for an amount of up to  $82,600. The loan is available until November 30, 2012 in two advances with each advance not exceeding the lower of  $41,300 and the 70% of the market value of the ship relevant to it. The repayment of the loan will be made in 40 quarterly installments of  $692.5 for each advance and a balloon of  $13,600 payable together with the last installment. Each Bank has the right to demand repayment of the outstanding balance of any advance 72 months after the respective advance drawdown. Such demand shall be subject to written notification to be made no earlier than 54 months and not later than 60 months after the respective drawdown date for that advance. The loan will bear interest at LIBOR plus a margin of 2.50% per annum. The loan bears commitment fees of 0.50% per annum, on the undrawn portion of the loan and an agency fee of  $10 to be paid annually until full repayment of the loan. An arrangement and structuring fee of  $619.5 was paid on signing the agreement along with the payment of the annual agency fee.

The loan is secured by a first preferred ship mortgage on the vessels, general assignments, charter assignments, operating account assignments, a corporate guarantee from DSI and manager's undertakings. The lender may also require additional security, if at any time the market value of the ships becomes less than the 125% of the aggregate of (a) the Loan and (b) the Swap Exposure, if any. Additionally, the borrowers upon drawdown of the loan are required to maintain minimum liquidity of  $400 at each operating account, and the guarantor is required to maintain net worth of not less than  $150,000 and at least 25% of the total assets and an average cash balance of  $10,000.

Total interest incurred on long-term debt for 2010, 2009 and 2008 amounted to  $4,982,  $3,307 and  $5,974, respectively. Of the above amounts,  $340,  $363 and  $853, respectively, were capitalized and included in Vessels and in Advances for vessels under construction and acquisitions and other vessel costs in the accompanying consolidated balance sheets. Interest expense on long-term debt, net of interest capitalized, is included in Interest and finance costs in the accompanying consolidated statements of income. The Company pays commitment fees on the undrawn portion of the facilities, which for 2010, 2009 and 2008 amounted to  $251,  $220, and  $388, respectively and are included in Interest and finance costs in the accompanying consolidated statements of income (Note 13).

The maturities of the Company's debt facilities described above, as of December 31, 2010, and throughout their term are as follows:

Period			Principal Repayment
January 1, 2011	to	December 31, 2011	$7,320
January 1, 2012	to	December 31, 2012	28,020
January 1, 2013	to	December 31, 2013	37,320
January 1, 2014	to	December 31, 2014	37,320
January 1, 2015	to	December 31, 2015	63,520
January 1, 2016	and thereafter		211,470
		Total	$384,970

Less: Deferred financing costs			$(1,347)
		Total	$383,623

Deferred Revenue, current and non-current	12 Months Ended
Dec. 31, 2010
Deferred Revenue Abstract
Deferred Revenue, current and non-current

9.       Deferred revenue, current and non-current

The amounts presented as current and non-current deferred revenue in the accompanying consolidated balance sheets as of December 31, 2010 and December 31, 2009 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any deferred revenue resulting from charter agreements providing for varying annual charter rates over their term, which have been accounted for on a straight line basis at their average rate and (c) the unamortized balance of the liability associated with the acquisition of the vessel “Salt Lake City” with a charter party attached at a charter rate below market at the date of delivery of the vessel.

	2010	2009
Hires collected in advance	$6,643	$6,865
Charter revenue resulting from varying charter rates	1,901	8,039
Unamortized balance of time charter attached	9,345	14,459
Total	$17,889	$29,363
Less current portion	$(13,662)	$(18,119)
Non-current portion	$4,227	$11,244

As of December 31, 2010 and 2009, cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met amounted to  $6,643 and 6,865, respectively, and is included in Deferred revenue, current portion in the accompanying consolidated balance sheets.

In November 2006, the Company entered into a long term time charter agreement with an unrelated third party company to charter the vessel “Sideris GS” for a period of four years at varying rates for each year. In 2007, the Company entered into two similar long term time charter agreements with unrelated third party companies to charter the vessels “Semirio” and “Aliki” for a period of four years each at varying rates. The Company accounts for the revenues deriving from the above agreements on a straight line basis at the average rate of the agreements, and the balance is recorded in deferred revenue. As of December 31, 2010 and 2009, deferred revenue deriving from those agreements amounted to  $1,901 and  $8,039, respectively, and is included in Deferred revenue, current ( $1,901 and  $6,136, respectively) and non-current (nil and  $1,903, respectively) portion in the accompanying consolidated balance sheets.

In December 2007, upon delivery of the “Salt Lake City”, the Company assumed the then existing time charter agreement of the vessel. According to the Company's policy, the time charter agreement was valued on the date of the vessel's delivery and resulted in the recognition of a deferred income (liability) of  $25,000. As of December 31, 2010 and 2009, the unamortized balance of the liability amounted to  $9,345 and  $14,459, respectively, and is included in Deferred revenue, current portion ( $5,118 and  $5,118, respectively) and non-current portion ( $4,227 and  $9,341, respectively), in the accompanying consolidated balance sheets. The amortization during 2010, 2009 and 2008 amounted to  $5,114,  $5,115 and  $5,132, respectively, and is included in Time charter revenues in the accompanying consolidated statements of income.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Accrual For Environmental Loss Contingencies Abstract
Commitments and Contingencies

10.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company's vessels are covered for pollution in the amount of  $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of the 2008/09/10/11 policy years.

  The Company has entered into shipbuilding contracts for the construction of two Newcastlemax vessels (Note 4). As at December 31, 2010, the remaining installments under the contract for the construction of Hull H1234, to be named “Los Angeles”, amounted to  $38,700 and for the construction of Hull H1235, to be named “Philadelphia”, amounted to  $44,500.

  As of December 31, 2010, all vessels were operating under time charters, the last of which expires in April 2016 (latest redelivery date), under the following terms:

Vessel Name	Daily time charter gross rate (in U.S. Dollars)	Date delivered to charterer	Charterer redelivery option periods
Nirefs	$21,000	12-Feb-10	28-Dec-11	-	27-Mar-12
Alcyon	$34,500	21-Feb-08	21-Nov-12	-	21-Feb-13
Triton	$19,500	11-Dec-10	11-Nov-13	-	11-Feb-14
Oceanis	$19,750	17-Sep-10	17-Aug-12	-	1-Nov-12
Dione	$20,500	26-Sep-10	26-Jul-12	-	26-Nov-12
Danae	$12,000	7-Apr-09	23-Jan-11	-	22-Apr-11
Protefs	$59,000	18-Sep-08	18-Aug-11	-	18-Nov-11
Calipso	$23,000	4-Sep-10	20-Jul-11	-	19-Oct-11
Clio	$25,000	8-May-10	8-Apr-12	-	8-Jun-12
Erato	$20,500	4-Mar-10	4-Dec-11	-	4-Mar-12
Thetis	$23,000	6-Mar-10	6-Feb-11	-	21-May-11
Coronis	$24,000	6-Apr-10	6-Mar-12	-	21-Jun-12
Naias	$19,750	24-Sep-10	24-Aug-12	-	24-Oct-12
Sideris	$30,500	16-Oct-10	16-Feb-13	-	16-Jun-13
Aliki	$45,000	1-May-09	1-Mar-11	-	1-Jun-11
Aliki	$26,500	1-Mar-11	1-Feb-16	-	1-Apr-16
Semirio	$31,000	15-Jun-09	30-Apr-11	-	30-Jul-11
Boston	$52,000	13-Nov-07	28-Sep-11	-	28-Dec-11
SLC	$55,800	28-Sep-07	28-Aug-12	-	28-Oct-12
Norfolk	$74,750	12-Feb-08	12-Jan-13	-	12-Mar-13
New York	$48,000	3-Mar-10	3-Jan-15	-	3-May-15
Melite	$24,250	29-Jan-10	29-Dec-10	-	1-Mar-11
Houston	$55,000	3-Nov-09	3-Oct-14	-	3-Jan-15
Alcmene	$20,250	20-Nov-10	5-Oct-12	-	4-Jan-13
Sagitta	$16,000	30-Jun-10	30-Mar-11	-	30-Jun-11
Centaurus	$20,000	4-Sep-10	21-Jul-12	-	19-Oct-12

Capital Stock and Change in Capital Accounts	12 Months Ended
Dec. 31, 2010
Stockholders Equity Note Abstract
Capital Stock and Changes in Capital Accounts

11.       Capital Stock and Change in Capital Accounts

  Preferred stock and common stock: Under the amended articles of incorporation in May 2008 discussed in Note 1, the Company's authorized capital stock consists of 200,000,000 shares (all in registered form) of common stock, par value  $0.01 per share and of 25,000,000 shares (all in registered form) of preferred stock, par value  $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Incentive plan: In February 2005, the Company adopted an equity incentive plan (the “Plan”) which entitles the Company's employees, officers and directors to receive options to acquire the Company's common stock. A total of 2,800,000 shares of common stock are reserved for issuance under the plan. The plan is administered by the Company's Board of Directors. Under the terms of the plan, the Company's Board of Directors is able to grant a) incentive stock options, b) non-qualified stock options, c) stock appreciation rights, d) dividend equivalent rights, e) restricted stock, f) unrestricted stock, g) restricted stock units, and h) performance shares. No options, stock appreciation rights or restricted stock units can be exercisable prior to the first anniversary or subsequent to the tenth anniversary of the date on which such award was granted. The plan will expire 10 years from the adoption of the plan by the Board of Directors.

During 2010, the Company's Board of Directors approved the grant of 519,926 shares of restricted common stock to executive management and non-executive directors pursuant to the Company's 2005 equity incentive plan as amended in 2008, and in accordance with terms and conditions of Restricted Shares Award Agreements signed by the grantees. The restricted shares will vest over a period of 3 years by one-third each year, and are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares.

The Company follows the provisions in ASC 718 “Compensation – Stock Compensation”, for purposes of accounting for such share-based payments. All share-based compensation provided to employees is recognized in accordance with the relevant guidance, and is included in General and administrative expenses in the accompanying consolidated statements of income.

As of December 31, 2010 and 2009, the Company had granted a total number of restricted stock awards of 1,559,626 and 1,039,700, respectively, of which 371,739 and 125,167 were vested, respectively. The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated income statement over the respective vesting periods. During 2010, 2009, and 2008, an amount of  $6,151,  $3,944, and  $1,113, respectively, was recognized in General and administrative expenses. At December 31, 2010 and 2009, the total unrecognized cost relating to restricted share awards was  $13,512 and  $12,233, respectively. At December 31, 2010, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.37 years.

On October 21, 2008, the Stock Incentive Plan was amended and restated. Under the amended and restated Plan, the Administrator may waive or modify the application of forfeiture of awards of restricted stock and performance shares in connection with cessation of service with the Company. The Company's Board of Directors delegated to the members of the Compensation Committee its authority as Administrator of the Plan to vest restricted stock awards granted under the Plan in the event of the grantee's death.

  Dividend Reinvestment and Direct Stock Purchase Plan (“DRIP”): In April 2008, the Company entered into a Plan for 2,500,000 shares of common stock to allow existing shareholders to purchase additional common stock by reinvesting all or a portion of the dividends paid on their common stock and by making optional cash investments and new investors to enter into the Plan by making an initial investment. During 2010, 4,191 shares were issued pursuant to the DRIP in addition to the 16,996 shares issued as at December 31, 2009.

  Diana Containerships Inc. On April 6, 2010, the Company invested  $50,000 in a private offering of 5,892,330 shares of common stock of Diana Containerships pursuant to Rule 144A and Regulation S and Regulation D of the Securities Act of 1933, as amended (the “Offering”), and acquired 3,333,333 common shares of Diana Containerships. The difference between the consideration paid by Diana during the offering and the book value of Diana's share in Diana Containerships's net proceeds from the offering, amounting  $3,438, was recognized directly as an adjustment to additional paid-in capital.

On April 6, 2010, Diana Containerships adopted an equity incentive plan and reserved a total of 392,198 common shares for issuance, of which 213,331 common shares of restricted stock with a grant date fair value of  $3,200 were issued to the Diana Containerships's executive officers, of which 25%, or 53,335 shares, vested on May 6, 2010 and the remaining shares vest ratably over three years by one-third each year. The aggregate compensation cost is being recognized ratably in the consolidated statement of income over the respective vesting periods of the restricted share awards. For 2010, an amount of  $1,331 was recognized in General and administrative expenses, of which  $604 is attributable to non-controlling interests. At December 31, 2010 the total unrecognized cost relating to non vested restricted share awards was  $1,869 and is expected to be recognised over a period of 2.35 years from the balance sheet date.

On August 2, 2010, Diana Containerships entered into a stockholders rights agreement (the “Stockholders Rights Agreement”) with Mellon Investor Services LLC as Rights Agent. Pursuant to this Stockholders Rights Agreement, each share of the Diana Containerships's common stock includes one right (the “Right”) that will entitle the holder to purchase from a unit consisting of one one-thousandth of a share of the company's preferred stock at an exercise price specified in the Stockholders Rights Agreement, subject to specified adjustments. Until a Right is exercised, the holder of a Right will have no rights to vote or receive dividends or any other stockholder rights.

  In December 2010, the Company's BOD resolved to distribute 2,667,015 shares of Diana Containerships, or 80% of its interest, as a stock dividend to all shareholders of the Company on a pro-rata basis. As a result of this decision, an information statement was prepared and filed in January 2011. In December 2010, Diana Containerships applied for its listing in Nasdaq Global Market where its shares started to trade on January 3, 2011 on a “when issued” basis and on January 19, 2011, on a “regular way” basis.

Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2010
Voyage And Vessel Operating Expenses Abstract
Voyage and Vessel Operating Expenses

12.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2010	2009	2008
Voyage Expenses
Bunkers	(652)	779	(817)
Commissions charged by third parties	12,889	11,273	15,648
Miscellaneous	155	(87)	172
Total	12,392	11,965	15,003

Vessel Operating Expenses
Crew wages and related costs	28,406	23,922	23,661
Insurance	4,181	3,410	4,695
Spares and consumable stores	12,691	9,149	7,948
Repairs and maintenance	6,257	4,043	2,923
Tonnage taxes (Note 15)	306	273	260
Miscellaneous	744	572	412
Total	52,585	41,369	39,899

Interest and Finance Costs	12 Months Ended
Dec. 31, 2010
Interest and Finance Costs Abstract
Interest and Finance Costs

13.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2010	2009	2008
Interest expense	4,642	2,944	5,372
Amortization and write-off of financing costs	263	65	86
Commitment fees (Note 8)	251	220	388
Other	57	55	5
Total	5,213	3,284	5,851

The property owned by Universal consisting of office space, a warehouse and parking spaces (note 3), was initially leased by the Company under a sale and leaseback agreement which was accounted for by the financing method until December 31, 2008, when it expired. Interest expense for 2008 includes an amount of  $251, relating to this transaction.

Earnings per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share Abstract
Earnings Per Share

14.       Earnings per Share

All shares issued (including the restricted shares issued under the Company's Incentive Plan) are the Company's common stock and have equal rights to vote and participate in dividends upon their vesting. The calculation of basic earnings per share does not treat the non-vested shares (not considered participating securities) as outstanding until the time/service-based vesting restriction has lapsed.

For 2010, 2009 and 2008, the denominator of the diluted earnings per share calculation includes 125,462, 102,689 and 182,568 shares, being the number of incremental shares assumed issued under the treasury stock method weighted for the periods the non-vested shares were outstanding. For purposes of calculating the numerator of the 2010 diluted Earnings per Share (“EPS”), Diana Containerships's diluted Earnings/Losses per Share is multiplied by the number of shares held by the Company weighted for the period they were outstanding. The result substitutes the Company's share of the actual earnings/ losses of Diana Containerships.

	2010		2009		2008
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$128,779	$128,779	$121,498	$121,498	$221,699	$221,699
Less: dividends paid on restricted stock	-	-	-	-	(820)	-
Net income available to common stockholders	128,779	128,779	121,498	121,498	220,879	221,699

Weighted average number of common shares outstanding	80,682,770	80,682,770	78,282,775	78,282,775	74,375,686	74,375,686
Incremental shares	-	125,462	-	102,689	-	182,568
Total shares outstanding	80,682,770	80,808,232	78,282,775	78,385,464	74,375,686	74,558,254

Earnings per share	$1.60	$1.59	$1.55	$1.55	$2.97	$2.97

Income Taxes	12 Months Ended
Dec. 31, 2010
Acrued Income Taxes Abstract
Income Taxes

15.       Income Taxes

Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of income.

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements, (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company's stock is owned, directly or indirectly, by individuals who are “residents” of the Company's country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company's stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).

Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company's stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company's outstanding stock, (“5 Percent Override Rule”).

The Company and each of its subsidiaries expects to qualify for this statutory tax exemption for the 2010, 2009 and 2008 taxable years, and the Company takes this position for United States federal income tax return reporting purposes. However, there are factual circumstances beyond the Company's control that could cause it to lose the benefit of this tax exemption in future years and thereby become subject to United States federal income tax on its United States source income such as if, for a particular taxable year, other shareholders with a five percent or greater interest in the Company's stock were, in combination with the Company's existing 5% shareholders, to own 50% or more of the Company's outstanding shares of its stock on more than half the days during the taxable year.

The Company estimates that since no more than the 50% of its shipping income would be treated as being United States source income, the effective tax rate is expected to be 2% and accordingly it anticipates that the impact on its results of operations will not be material. The Company believes that it satisfies the Publicly-Traded Test and all of its United States source shipping income is exempt from U.S. federal income tax. Based on its U.S. source Shipping Income for 2010, 2009 and 2008, the Company would be subject to U.S. federal income tax of approximately  $0.2 million,  $0.2 million and  $0.5 million, respectively, in the absence of an exemption under Section 883.

Also, the Marshall Islands, the jurisdiction where Diana Containerships and each of its subsidiaries are incorporated, grant an “equivalent exemption” to U.S. corporations. Therefore, Diana Containerships would also be exempt from U.S. federal income taxation with respect to its U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met. As at December 31, 2010, Diana Containerships believes that it satisfied the 50% Ownership Test.

Financial Instruments	12 Months Ended
Dec. 31, 2010
General Discussion Of Derivative Instruments And Hedging Activities Abstract
Financial Instruments

16.       Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates.

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In May 2009, the Company entered into a five-year zero cost collar agreement with a floor at 1% and a cap at 7.8% of a notional amount of  $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is used as an economic hedge agreement and does not meet the criteria for hedge accounting; therefore, the changes in its fair value are recognized in earnings.

As of December 31, 2010 and 2009, the fair value of the floor resulted in losses of  $1,187 and  $973 respectively, and the cap in gains of  $196 and  $786, respectively, resulting to an aggregate loss of  $991 in 2010 and  $187 in 2009, both separately presented in the accompanying consolidated financial statements. During 2010 and 2009 the Company incurred unrealized losses from the swap amounting to  $804 and  $187, respectively, and realized losses of  $673 and  $318, respectively, both included in Loss from derivative instruments in the accompanying consolidated statements of income. The fair value of the collar agreement determined through Level 2 inputs of the fair value hierarchy as defined in 820-10-35-47 Fair Value Measurements and Disclosure, Subsequent Re-measurement of FASB Accounting Standard Codification (ASC), is derived principally from or corroborated by observable market data. Inputs include interest rates, yield curves and other items that allow value to be determined.

Segmental information	12 Months Ended
Dec. 31, 2010
Segment Reporting Measurement Disclosures Abstract
Segment Reporting

17.       Segmental information:

The Company has two reportable segments from which it derives its revenues, the dry bulk carrier vessels and the containerships.

The table below presents information about the Company's reportable segments for 2010. The accounting policies followed in the preparation of the reportable segments are the same with those followed in the preparation of the Company's consolidated financial statements.

	Dry bulk vessels	Containerships	Other	Total
Revenues from external customers	269,713	5,735	-	275,448
Voyage expenses	12,125	267	-	12,392
Vessel operating expenses	49,700	2,885	-	52,585
Depreciation and amortization of deferred charges	51,457	1,454	172	53,083
General and administrative expenses	21,823	3,524	-	25,347
Interest and finance costs	4,702	511	-	5,213
Interest income	856	64	-	920
Segment profit / (loss)	129,540	(2,001)	330	127,869
Total assets	1,454,095	105,349	25,945	1,585,389

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events Abstract
Subsequent Events

18.       Subsequent Events

  Partial spin off of Diana Containerships. On January 18, 2011, the Company distributed 2,667,015 shares of Diana Containerships to its stockholders of record of the Company on January 3, 2011 and as of that date the Company's share in Diana Containerships was reduced to 11%. As a result of this partial spin-off Diana Containerships, effective January 19, 2011, will no longer be consolidated to the consolidated financial statements of the Company.

  Annual Incentive Bonus: On February 15, 2010 the Company's Board of Directors approved a cash bonus of about  $2.6 million to all employees and executive management of the Company and 616,055 shares of restricted common stock awards to executive management and non-executive directors, pursuant to the Company's 2005 equity incentive plan as amended in 2008. The fair value of the restricted shares based on the closing price on the date of the Board of Directors' approval ( $12.64 per share) was  $7,787 and will be recognized in income ratably over the restricted shares vesting period which will be three years.